Segment Reporting - Additional Information (Detail)	12 Months Ended
Mar. 31, 2011
Segment Reporting Disclosure [Line Items]
Revenue from transactions with single external customer	There were no sales and operating revenue from transactions with a single external customer amounting to 10% or more of DOCOMO’s revenues for the years ended March 31, 2009, 2010 and 2011.